SCHEDULE OF DEFERRED TAX ASSETS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Schedule Of Deferred Tax Assets 1		$ 65,964
Income Tax Schedule Of Deferred Tax Assets 2		74,976
Income Tax Schedule Of Deferred Tax Assets 3		65,964
Income Tax Schedule Of Deferred Tax Assets 4		74,976
Income Tax Schedule Of Deferred Tax Assets 5		53,864
Income Tax Schedule Of Deferred Tax Assets 6		0
Income Tax Schedule Of Deferred Tax Assets 7		53,864
Income Tax Schedule Of Deferred Tax Assets 8		0
Income Tax Schedule Of Deferred Tax Assets 9		119,828
Income Tax Schedule Of Deferred Tax Assets 10		74,976
Income Tax Schedule Of Deferred Tax Assets 11		0
Income Tax Schedule Of Deferred Tax Assets 12		170,686
Income Tax Schedule Of Deferred Tax Assets 13		0
Income Tax Schedule Of Deferred Tax Assets 14		170,686
Income Tax Schedule Of Deferred Tax Assets 15		65,964
Income Tax Schedule Of Deferred Tax Assets 16		74,976
Income Tax Schedule Of Deferred Tax Assets 17		53,864
Income Tax Schedule Of Deferred Tax Assets 18		0
Income Tax Schedule Of Deferred Tax Assets 19		0
Income Tax Schedule Of Deferred Tax Assets 20		170,686
Income Tax Schedule Of Deferred Tax Assets 1	90,915
Income Tax Schedule Of Deferred Tax Assets 2	65,964
Income Tax Schedule Of Deferred Tax Assets 3	90,915
Income Tax Schedule Of Deferred Tax Assets 4	65,964
Income Tax Schedule Of Deferred Tax Assets 5	119,192
Income Tax Schedule Of Deferred Tax Assets 6	53,864
Income Tax Schedule Of Deferred Tax Assets 7	119,192
Income Tax Schedule Of Deferred Tax Assets 8	53,864
Income Tax Schedule Of Deferred Tax Assets 9	210,107
Income Tax Schedule Of Deferred Tax Assets 10	$ 119,828